Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Intangible Assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2021	218,311	136,822	1,093,423	169,811	1,618,367
Addition	—	—	313,571	—	313,571
Transfer	—	414,704	(414,704)	—	—

At December 31, 2021 and January 1, 2022	218,311	551,526	992,290	169,811	1,931,938
Addition	—	—	181,181	—	181,181
Transfer	—	121,227	(121,227)	—	—

At December 31, 2022	218,311	672,753	1,052,244	169,811	2,113,119

Accumulated amortization and impairment
At January 1, 2021	5,675	128,724	—	—	134,399
Amortization	—	38,957	—	—	38,957

At December 31, 2021 and January 1, 2022	5,675	167,681	—	—	173,356
Amortization	—	64,939	—	—	64,939

At December 31, 2022	5,675	232,620	—	—	238,295

Net carrying amount
At December 31, 2021	212,636	383,845	992,290	169,811	1,758,582

At December 31, 2022	212,636	440,133	1,052,244	169,811	1,874,824

US$’000	30,587	63,311	151,361	24,426	269,685

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Yuchai	212,636	212,636	30,587